Loans and borrowings (Details 1)	12 Months Ended
Dec. 31, 2024
Export credit note
Disclosure of information about non-current liabilities with covenants [line items]
Measurement frequency	Annual
Indicators	Net debt<sup>(a)</sup>/ EBITDA
Required	Less than or equal to 3.0X
Result	In compliance
Working capital
Disclosure of information about non-current liabilities with covenants [line items]
Measurement frequency	Annual
Indicators	Net debt <sup>(a)</sup>/ EBITDA
Required	Less than or equal to 3.0X
Result	In compliance